REVENUE CLASSES AND CONCENTRATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
REVENUE CLASSES AND CONCENTRATIONS
NOTE 10 - REVENUE CLASSES AND CONCENTRATIONS

Selected financial information for the Company’s operating revenue for disaggregated revenue purposes are as follows:

	Three Months Ended March 31,	Three Months Ended March 31,
	2020	2019

Retail	$11,315	$41,971
Distribution	13,903	-
Services	1,050,004	220,919
Total	$1,075,222	$262,890

Three customers represented approximately 61%, 19% and 12%, respectively, of the Company’s accounts receivable balance as of March 31, 2020. Two customers represented approximately 70% and 17%, respectively, of the Company’s accounts receivable balance as of December 31, 2019.  No customer comprised more than 10% of the Company’s revenue for three months ended March 31, 2020 or 2019.

Selected financial information for the Company’s operating revenue for disaggregated revenue purposes are as follows:

	Years Ended December 31,	Years Ended December 31,
	2019	2018

Retail	$158,903	$191,135
Distribution	521,013	-
Services	2,663,917	963,536
Total	$3,343,833	$1,154,671

One customer comprised approximately 13% of the Company’s revenue for year ended December 31, 2019. Two customers represented approximately 70% and 17%, respectively, of the Company’s accounts receivable balance as of December 31, 2019. There were no significant concentrations as of and for the year ended December 31, 2018.